Deferred Income Tax - Summary of Movements of Deferred Tax Assets and Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	S/ 158,985	S/ 365,263	S/ 364,225
(Debit) credit to P&L	(5,310)	(188,509)	28,462
Debit (credit) to equity		(3)	(95)
Reclassification	(2,395)
Sale of subsidiaries			24,135
Ending balance	159,258	158,985	365,263
Difference in depreciation rates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	91,490	81,553	165,851
(Debit) credit to P&L	(4,565)	9,937	(76,246)
Reclassification	1,063
Sale of subsidiaries			(8,052)
Ending balance	87,988	91,490	81,553
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	24,145	13,574
(Debit) credit to P&L	(8,239)	10,571	13,574
Ending balance	15,906	24,145	13,574
Deferred income tax liability work in process [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38,859	5,456	2,530
(Debit) credit to P&L	(16,740)	33,403	2,926
Reclassification	(4,916)
Ending balance	17,203	38,859	5,456
Tax receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	36,190	32,878	32,189
(Debit) credit to P&L	2,836	3,312	689
Ending balance	39,026	36,190	32,878
Borrowing costs capitalized [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	14,936	15,716	19,945
(Debit) credit to P&L	172	(780)	(4,229)
Ending balance	15,108	14,936	15,716
PPA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9,823	(1,562)	15,338
(Debit) credit to P&L	357	11,385	(12,479)
Reclassification	(1,263)
Sale of subsidiaries			(4,421)
Ending balance	8,917	9,823	(1,562)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	39,566	20,745	9,357
(Debit) credit to P&L	(18,891)	18,821	9,263
Reclassification	2,721
Sale of subsidiaries			2,125
Ending balance	23,396	39,566	20,745
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	255,009	168,360	245,210
(Debit) credit to P&L	(45,070)	86,649	(66,502)
Reclassification	(2,395)
Sale of subsidiaries			(10,348)
Ending balance	207,544	255,009	168,360
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	43,376	42,572	52,439
(Debit) credit to P&L	(38,130)	804	(1,336)
Reclassification	24,340
Sale of subsidiaries			(8,531)
Ending balance	29,586	43,376	42,572
Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8,433	921	86,651
(Debit) credit to P&L	374	7,512	(82,065)
Reclassification	(1,154)
Sale of subsidiaries			(3,665)
Ending balance	7,653	8,433	921
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	191,646	178,289	144,089
(Debit) credit to P&L	(8,767)	14,343	32,952
Reclassification	3,616
Sale of subsidiaries		(986)	1,248
Ending balance	186,495	191,646	178,289
Deferred income tax asset work in process [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	45,720	34,005	39,487
(Debit) credit to P&L	(12,298)	11,715	(5,482)
Reclassification	(28,630)
Ending balance	4,792	45,720	34,005
Accrual for unpaid vacations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	11,624	9,782	13,440
(Debit) credit to P&L	1,416	1,842	2,529
Sale of subsidiaries			(6,187)
Ending balance	13,040	11,624	9,782
Provision deterioration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	48,502	253,767	224,780
(Debit) credit to P&L	3,257	(205,265)	35,289
Reclassification	(507)
Sale of subsidiaries			(6,302)
Ending balance	51,252	48,502	253,767
NIIF 9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	46,804
(Debit) credit to P&L	(10,874)	46,804
Reclassification	10,067
Ending balance	45,997	46,804
Tax goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,522	18,048	20,413
(Debit) credit to P&L	(4,518)	(4,526)	(2,365)
Reclassification	4,989
Ending balance	13,993	13,522	18,048
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,367	(3,761)	28,136
(Debit) credit to P&L	19,160	24,289	(19,086)
Debit (credit) to equity		(3)	(95)
Reclassification	(15,116)
Sale of subsidiaries			(11,046)
Others	5,583	(16,158)	(1,670)
Ending balance	13,994	4,367	(3,761)
Deferred Tax Asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	413,994	533,623	609,435
(Debit) credit to P&L	(50,380)	(102,482)	(39,564)
Debit (credit) to equity		(3)	(95)
Sale of subsidiaries		(986)	(34,483)
Others	5,583	(16,158)	(1,670)
Ending balance	S/ 366,802	S/ 413,994	S/ 533,623